UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-10269
                                                     ---------

                       UBS Equity Opportunity Fund, L.L.C.
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 11th Floor
                               New York, NY 10019
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Steven S. Drachman
                         c/o UBS Financial Services Inc.
                     1285 Avenue of the Americas, 11th Floor
                               New York, NY 10019
               ---------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                   Date of reporting period: December 31, 2009
                                             -----------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                       UBS EQUITY OPPORTUNITY FUND, L.L.C.
                              FINANCIAL STATEMENTS
          WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM





                                   YEAR ENDED
                               DECEMBER 31, 2009

                       UBS EQUITY OPPORTUNITY FUND, L.L.C.
                              FINANCIAL STATEMENTS
          WITH REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM





                                   YEAR ENDED
                               DECEMBER 31, 2009






                                    CONTENTS

Report of Independent Registered Public Accounting Firm .......................1

Statement of Assets, Liabilities and Members' Capital .........................2

Statement of Operations .......................................................3

Statements of Changes in Members' Capital .....................................4

Statement of Cash Flows .......................................................5

Financial Highlights ... ......................................................6

Notes to Financial Statements .................................................7

Schedule of Portfolio Investments ............................................15

(ERNST & YOUNG LLP LOGO)                           Ernst & Young LLP
                                                   5 Times Square
                                                   New York, New York 10036-6530

                                                   Tel: (212) 773-3000


             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE MEMBERS AND BOARD OF DIRECTORS OF
       UBS EQUITY OPPORTUNITY FUND, L.L.C.

We have audited the accompanying statement of assets, liabilities and members' capital of UBS Equity Opportunity Fund, L.L.C. (the "Fund"), including the schedule of portfolio investments, as of December 31, 2009, and the related statements of operations and cash flows for the year then ended, the statements of changes in members' capital for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and the disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments in investment funds as of December 31, 2009, by correspondence with management of the underlying investment funds. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of UBS Equity Opportunity Fund, L.L.C. at December 31, 2009, the results of its operations and its cash flows for the year then ended, the changes in its members' capital for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                             (ERNST & YOUNG LLP)

February 23, 2010

                 A member firm of Ernst & Young Global Limited
                                                                               1

                                                                           UBS EQUITY OPPORTUNITY FUND, L.L.C.

                                                         STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL

--------------------------------------------------------------------------------------------------------------

                                                                                             DECEMBER 31, 2009

--------------------------------------------------------------------------------------------------------------

ASSETS

Investments in Investment Funds, at fair value (cost $52,417,772)                                  $64,621,717
Cash and cash equivalents                                                                           19,348,792
Advanced subscriptions in Investment Funds                                                           1,611,701
Receivable from Investment Funds                                                                         7,907
Interest receivable                                                                                        834
Other assets                                                                                            12,787
--------------------------------------------------------------------------------------------------------------

TOTAL ASSETS                                                                                        85,603,738
--------------------------------------------------------------------------------------------------------------

LIABILITIES

Withdrawals payable                                                                                 14,002,442
Professional fees payable                                                                              131,986
Management Fee payable                                                                                  70,118
Administration fee payable                                                                              14,413
Other liabilities                                                                                       14,237
--------------------------------------------------------------------------------------------------------------

TOTAL LIABILITIES                                                                                   14,233,196
--------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL                                                                                   $71,370,542
--------------------------------------------------------------------------------------------------------------



MEMBERS' CAPITAL

Represented by:
Net capital contributions                                                                          $59,166,597
Accumulated net unrealized appreciation/(depreciation) on investments in Investment Funds           12,203,945
--------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL                                                                                   $71,370,542
--------------------------------------------------------------------------------------------------------------













                  The accompanying notes are an integral part of these financial statements.
                                                                                                             2

                                                                           UBS EQUITY OPPORTUNITY FUND, L.L.C.

                                                                                       STATEMENT OF OPERATIONS

--------------------------------------------------------------------------------------------------------------

                                                                                  YEAR ENDED DECEMBER 31, 2009

--------------------------------------------------------------------------------------------------------------

INVESTMENT INCOME

Interest                                                                                        $      12,101
Dividends                                                                                               2,884
--------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                                                14,985
--------------------------------------------------------------------------------------------------------------

EXPENSES

Management Fee                                                                                        874,427
Professional fees                                                                                     263,383
Administration fee                                                                                     83,469
Directors' fees                                                                                        56,881
Printing, insurance and other expenses                                                                125,150
--------------------------------------------------------------------------------------------------------------

TOTAL EXPENSES                                                                                      1,403,310
--------------------------------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                                                (1,388,325)
--------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN/LOSS FROM INVESTMENTS

Net realized gain/(loss) from investments in Investment Funds                                         239,390
Net change in unrealized appreciation/depreciation on investments in Investment Funds               6,633,907
--------------------------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN/LOSS FROM INVESTMENTS                                              6,873,297
--------------------------------------------------------------------------------------------------------------

NET INCREASE IN MEMBERS' CAPITAL
          DERIVED FROM OPERATIONS                                                               $   5,484,972
--------------------------------------------------------------------------------------------------------------













                  The accompanying notes are an integral part of these financial statements.
                                                                                                             3

                                                                           UBS EQUITY OPPORTUNITY FUND, L.L.C.

                                                                     STATEMENTS OF CHANGES IN MEMBERS' CAPITAL

--------------------------------------------------------------------------------------------------------------

                                                                        YEARS ENDED DECEMBER 31, 2008 AND 2009

--------------------------------------------------------------------------------------------------------------
                                                                    ADVISER         MEMBERS          TOTAL
--------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JANUARY 1, 2008                           $   1,078,702    $ 176,566,168    $ 177,644,870

INCREASE (DECREASE) FROM OPERATIONS

Pro rata allocation:
 Net investment income/(loss)                                           (92)      (1,939,452)      (1,939,544)
 Net realized gain/(loss) from investments in Investment
     Funds                                                            4,707       19,718,035       19,722,742
 Net change in unrealized appreciation/depreciation on
     investments in Investment Funds                                (14,451)     (54,709,408)     (54,723,859)
--------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
     DERIVED FROM OPERATIONS                                         (9,836)     (36,930,825)     (36,940,661)
--------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
Members' subscriptions                                                   --        1,077,500        1,077,500
Adviser and Members' withdrawals                                 (1,032,275)     (50,032,757)     (51,065,032)
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
--------------------------------------------------------------------------------------------------------------
     DERIVED FROM CAPITAL TRANSACTIONS                           (1,032,275)     (48,955,257)     (49,987,532)
--------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2008                         $      36,591    $  90,680,086    $  90,716,677
--------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
 Net investment income/(loss)                                          (223)      (1,388,102)      (1,388,325)
 Net realized gain/(loss) from investments in Investment
     Funds                                                              143          239,247          239,390
 Net change in unrealized appreciation/depreciation on
     investments in Investment Funds                                  2,851        6,631,056        6,633,907
--------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
   DERIVED FROM OPERATIONS                                            2,771        5,482,201        5,484,972
--------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
Members' subscriptions                                                   --           30,000           30,000
Members' withdrawals                                                     --      (24,861,107)     (24,861,107)
--------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN MEMBERS' CAPITAL
    DERIVED FROM CAPITAL TRANSACTIONS                                    --      (24,831,107)     (24,831,107)
--------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2009                         $      39,362    $  71,331,180    $  71,370,542
--------------------------------------------------------------------------------------------------------------












                  The accompanying notes are an integral part of these financial statements.
                                                                                                             4

                                                                           UBS EQUITY OPPORTUNITY FUND, L.L.C.

                                                                                       STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------------------------------------

                                                                                  YEAR ENDED DECEMBER 31, 2009

--------------------------------------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in members' capital derived from operations                                         $  5,484,972
Adjustments to reconcile net increase in member's capital derived from operations to net cash provided by operating activities:
  Purchases of investments in Investment Funds                                                     (8,000,000)
  Proceeds from disposition of investments in Investment Funds                                      4,116,678
  Net realized (gain)/loss from investments in Investment Funds                                      (239,390)
  Net change in unrealized appreciation/depreciation on investments in Investment Funds            (6,633,907)
  Changes in assets and liabilities:
   (Increase) decrease in assets:
    Advanced subscriptions in Investment Funds                                                     (1,611,701)
    Interest receivable                                                                                 1,227
    Receivables from Investment Funds                                                              60,610,191
    Other assets                                                                                       (6,967)
   Increase (decrease) in liabilities:
    Administration fee payable                                                                         (8,154)
    Management Fee payable                                                                            (38,740)
    Professional fees payable                                                                         (31,709)
    Other liabilities                                                                                   2,500
--------------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                                                          53,645,000

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Members' subscriptions, including change in subscriptions received in
  advance                                                                                              30,000
Payments on Members' withdrawals, including change in withdrawals payable                         (50,194,851)
--------------------------------------------------------------------------------------------------------------
NET CASH USED IN FINANCING ACTIVITIES                                                             (50,164,851)

Net increase in cash and cash equivalents                                                           3,480,149
Cash and cash equivalents--beginning of year                                                       15,868,643
--------------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS--END OF YEAR                                                           $ 19,348,792
--------------------------------------------------------------------------------------------------------------












                  The accompanying notes are an integral part of these financial statements.

                                                                                                             5

                                                                           UBS EQUITY OPPORTUNITY FUND, L.L.C.

                                                                                          FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------------------------------------

                                                                                             DECEMBER 31, 2009

--------------------------------------------------------------------------------------------------------------

     The following represents the ratios to average members' capital and other supplemental information for the periods indicated:

                                                  YEARS ENDED DECEMBER 31,
                                                  ------------------------
                                            2009        2008          2007            2006           2005
                                            ----        ----          ----            ----           ----
      Ratio of net investment loss
      to average members'
      capital(a,b)                        (1.58%)       (1.23%)      (1.41%)        (1.19%)         (1.33%)
      Ratio of total expenses to
      average members' capital
      before Incentive
      Allocation(a,b)                      1.59%         1.28%        1.43%          1.30%           1.36%
      Ratio of total expenses to
      average members' capital
      after Incentive Allocation(a,c)      1.59%         1.28%        2.00%          1.84%           1.70%
      Portfolio turnover rate              6.58%        26.32%        2.69%         16.77%          27.86%
      Total return before Incentive
      Allocation(d)                        6.51%       (21.99%)      12.25%         11.63%           7.42%
      Total return after Incentive
      Allocation(e)                        6.51%       (21.99%)      11.64%         11.04%           7.05%
      Average debt ratio(a)                  --          0.50%        1.28%          0.55%           0.99%
      Members' capital at end of
      year                              $71,370,542  $90,716,677  $177,644,870    $178,185,119   $190,765,368



     (a)  The average  members'  capital used in the above ratios are  calculated  using  pre-tender  members'
          capital.

     (b)  Ratio of total expenses and net  investment  loss to average  members'  capital does not include the impact of expenses and incentive  allocations or incentive fees related to the underlying Investment
          Funds.

     (c)  Ratio of total expenses to average  members'  capital after Incentive  Allocation to the Adviser may vary from the above for individual Members due to Incentive Allocation, if applicable, and timing of capital  transactions.  The ratio of expense to average members' capital after Incentive  Allocation does not include the impact of expenses and incentive  allocations  or incentive fees related to the underlying Investment Funds.

     (d)  Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund  interest on the last day of the period  noted,  and does not reflect the  deduction  of placement  fees, if any,  incurred when  subscribing to the Fund. An individual  Member's ratios and returns may vary from the above based on the timing of capital transactions.

     (e)  Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after Incentive Allocation to the Adviser, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund.
          An individual Member's ratios and returns may vary from the above based on Incentive Allocation,  if applicable, and the timing of capital transactions.


                  The accompanying notes are an integral part of these financial statements.
                                                                                                             6

                                             UBS EQUITY OPPORTUNITY FUND, L.L.C.

                                                   NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2009

--------------------------------------------------------------------------------

1.   ORGANIZATION

     UBS Equity Opportunity Fund, L.L.C. (the "Fund") was organized as a limited liability company under the laws of Delaware on May 3, 2000 and commenced operations on March 1, 2001. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to maximize capital appreciation over the long-term. The Fund is a multi-manager fund that seeks to achieve its objective by deploying its assets primarily among a select group of portfolio managers who over time have produced attractive returns in the U.S. equity market. Generally, such portfolio managers conduct their investment programs through unregistered investment funds (collectively, the "Investment Funds"), in which the Fund invests as a limited partner, member or shareholder along with other investors.

     The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Fund Advisor, L.L.C. ("UBSFA", the "Adviser" and, when providing services under the Administration Agreement, the "Administrator"), a Delaware limited liability company, to provide investment advice regarding the selection of Investment Funds and to be responsible for the day-to-day management of the Fund.

     The Adviser is an indirect wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

     Initial and additional applications for interests by eligible investors may be accepted at such times as the Directors may determine and are generally accepted monthly. The Directors reserve the right to reject any application for interests in the Fund.

     The Fund from time to time may offer to repurchase interests pursuant to written tenders to members (the "Members"). These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Adviser expects that it will recommend to the Directors that the Fund offer to repurchase interests twice each year, near mid-year and year-end. Members can only transfer or assign their membership interests or a portion thereof (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the written approval of the Directors, which may be withheld in their sole and absolute discretion. Such transfers may be made even if the balance of the capital account to such transferee is equal to or less than the transferor's initial capital contribution.

                                             UBS EQUITY OPPORTUNITY FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2009

--------------------------------------------------------------------------------

2.   NEW ACCOUNTING PRONOUNCEMENTS

     On June 30, 2009, the Fund adopted new accounting guidance to determine whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity for such asset or liability (or similar assets and liabilities) and identifying circumstances that indicate a transaction with regards to such an asset or liability is not orderly. The guidance also expands the disclosures of fair value measurements in the financial statements. Adoption of this guidance did not have a material impact on the Fund's members' capital or results of operations.

     In June 2009, the Financial Accounting Standards Board ("FASB") issued THE FASB ACCOUNTING STANDARDS CODIFICATION AND THE HIERARCHY OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES ("Codification"). The standard identifies the Codification as the single source of authoritative U.S. accounting and reporting standards applicable for all non-governmental entities, with the exception of guidance issued by the Securities and Exchange Commission and its staff. The Codification did not change U. S. generally accepted accounting principles ("GAAP"), but rather organized them into a hierarchy where all guidance within the Codification carries an equal level of authority. It is effective for financial statements issued for interim and fiscal years ending on or after September 15, 2009. The Codification did not have a material effect on the Fund's financial statements.

3.   SIGNIFICANT ACCOUNTING POLICIES

     a.   PORTFOLIO VALUATION

     The Fund values its investments using fair value which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

     Various inputs are used in determining the fair value of the Fund's investments which are summarized in the three broad levels listed below.

     LEVEL 1-- quoted prices in active  markets for identical  securities

     LEVEL 2-- fair value of investments in Investment Funds with the ability to redeem at net asset value as of the measurement date, or within ninety days of the measurement date

     LEVEL 3-- fair value of investments in Investment Funds that do not have the ability to redeem at net asset value within ninety days of the measurement date

     GAAP provides guidance in determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity for such asset or liability (or similar assets or liabilities). GAAP also provides guidance on identifying circumstances that indicate a transaction with regards to such an asset or liability is not orderly. In

                                             UBS EQUITY OPPORTUNITY FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2009

--------------------------------------------------------------------------------

3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A.   PORTFOLIO VALUATION (CONTINUED)

     its consideration, the Fund must consider inputs and valuation techniques used for each major category for securities with "major category" being defined as major security type. For assets and liabilities measured at fair value on a recurring basis during the period, the Fund must provide quantitative disclosures about the fair value measurements separately for each major category of assets and liabilities, as well as a reconciliation of beginning and ending balances of Level 3 assets and liabilities broken down by major category.

     The following is a summary of the investment strategy and any restrictions on the liquidity provisions of the investments in Investment Funds held in the Fund as of December 31, 2009. Investment Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents. The Fund had no unfunded capital commitments as of December 31, 2009.

     The Investment Funds in the long/short equity strategy invest in both long and short equity strategies that are primarily in United States common stocks. The management of these Investment Funds has the ability to shift investments from value to growth strategies, from small to large capitalization common stocks, and from a net long position to a net short position. Investment Funds within this strategy are generally subject to 30
     - 90 day redemption notice periods. Investment Funds representing approximately 3 percent of fair value are side pockets or liquidating trusts where the liquidation of assets are expected over the next 36 months. The remaining approximately 97 percent of the Investment Funds have either initial redemption dates commencing in the future (21 percent) or they can be redeemed with no restrictions (76 percent) as of the measurement date of December 31, 2009.

     A detailed depiction of each investment in the portfolio by investment strategy, including any additional liquidity terms and other restrictions, as well as a breakdown of the portfolio into the fair value measurement levels, can be found in the tables within the Schedule of Portfolio Investments.

     Net asset value of the Fund is determined by or at the direction of the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors. The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memorandums, as appropriate. The Fund's investments in Investment Funds are carried at fair value. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers or pursuant to the Investment Funds' agreements. The Fund's valuation procedures require the Adviser to consider all relevant information available at the

                                             UBS EQUITY OPPORTUNITY FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2009

--------------------------------------------------------------------------------

3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A.   PORTFOLIO VALUATION (CONTINUED)

     time the Fund values its portfolio. The Adviser has assessed factors including, but not limited to the individual Investment Funds' compliance with fair value measurements, price transparency and valuation procedures in place, subscription and redemption activity, level of illiquid securities held, and the existence or absence of certain redemption restrictions. The Adviser and/or the Directors will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its net asset value as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund's financial statements. (See Schedule of Portfolio Investments).

     The fair value relating to certain underlying investments of these Investment Funds, for which there is no ready market, has been estimated by the respective Investment Funds' management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

     The fair value of the Fund's assets and liabilities which qualify as financial instruments approximates the carrying amounts presented in the Statement of Assets, Liabilities and Members' Capital.

     B.   INVESTMENT TRANSACTIONS AND INCOME RECOGNITION

     The Fund accounts for realized gains and losses from Investment Fund transactions based on the pro-rata ratio of the fair value and cost of the underlying investment at the date of redemption. Interest income and expenses are recorded on the accrual basis.

     C.   FUND EXPENSES

     The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; offering and organization costs; due diligence, including travel and related expenses; expenses of meetings of Directors; all costs with respect to communications to Members; and other types of expenses approved by the Directors.

                                             UBS EQUITY OPPORTUNITY FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2009

--------------------------------------------------------------------------------

3.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     D.   INCOME TAXES

     The Fund has reclassified $1,388,325 and $239,390 from accumulated net investment loss and accumulated net realized gain from investments, respectively, to net capital contributions during the year ended December 31, 2009. The reclassification was to reflect, as an adjustment to net contributions, the amount of estimated taxable income or loss that have been allocated to the Fund's Members as of December 31, 2009 and had no effect on members' capital.

     Management has analyzed the Fund's tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Fund's financial statements. The Fund's federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

     Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

     E.   CASH AND CASH EQUIVALENTS

     Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital. Such cash, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts.

     F.   USE OF ESTIMATES

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in members' capital from operations during the reporting period. Actual results could differ from those estimates.

4.   RELATED PARTY TRANSACTIONS

     The Administrator provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services. In consideration for such services, the Fund pays the Administrator a monthly fee (the "Management Fee") at an annual rate of 1% of the Fund's members' capital, excluding the capital account attributable to the

                                             UBS EQUITY OPPORTUNITY FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2009

--------------------------------------------------------------------------------

4.   RELATED PARTY TRANSACTIONS (CONTINUED)

     Administrator, the Adviser and the Special Advisory Account described below. The Management Fee is paid to the Administrator out of the Fund's assets and debited against the Members' capital accounts, excluding the capital account attributable to the Administrator, the Adviser and the Special Advisory Account. A portion of the Management Fee is paid by UBSFA to its affiliates.

     UBS Financial Services Inc. ("UBS FSI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and bears its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

     The net increase or decrease in members' capital derived from operations (net income or loss) is allocated to the capital accounts of all Members on a pro-rata basis, other than the Management Fee which is similarly allocated to all Members other than the Adviser, Special Advisory Account or Administrator as described above.

     The Adviser is entitled to receive, generally at the end of each fiscal year and upon a Member's withdrawal, an incentive allocation (the "Incentive Allocation") of 5% of the net profits (defined as net increase in members capital derived from operations), if any, that would have been credited to the Member's capital account for such period. A Special
     Advisory Account has been established by the Fund for crediting any Incentive Allocation due to the Adviser. The Incentive Allocation is made only with respect to net profits that exceed any net losses previously debited from the account of such Member which have not been offset by any net profits subsequently credited to the account of the Member. There was no Incentive Allocation for the year ended December 31, 2009 and for the year ended December 31, 2008. Such amount is not eligible to receive a pro-rata share of the income/expense and gain or loss of the Fund.

     The Adviser withdrew $0 from their capital account for the year ended December 31, 2009 and $1,032,275 in the year ended December 31, 2008.

     Each Director of the Fund receives an annual retainer of $7,500 plus a fee for each meeting attended. The Chairman of the Board of Directors and the Chairman of the Audit Committee of the Board of Directors each receive an additional annual retainer in the amounts of $10,000 and $15,000, respectively. These additional annual retainer amounts are paid for by the Fund on a pro-rata basis with ten other UBS funds where UBSFA is the investment adviser. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses.

     Other investment partnerships sponsored by UBS Americas or its affiliates may also maintain investment interests in the Investment Funds owned by the Fund.

                                             UBS EQUITY OPPORTUNITY FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2009

--------------------------------------------------------------------------------

5.   ADMINISTRATION AND CUSTODIAN FEES

     PNC Global Investment Servicing (U.S.), Inc. ("PNC"), a member of The PNC Financial Services Group, Inc., serves as administrative and accounting agent to the Fund, and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. PNC receives a monthly fee primarily based upon (i) the average members' capital of the Fund subject to a minimum monthly fee, and (ii) the aggregate members' capital of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by PNC.

     The Custodian of the Fund's assets provides custodial services for the Fund.

6.   INVESTMENTS

     As of December 31, 2009 the Fund had investments in Investment Funds, none of which were related parties.

     Aggregate purchases and proceeds from sales of Investment Funds for the year ended December 31, 2009 amounted to $8,000,000 and $4,116,678, respectively.

     The cost of investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Investment Funds. The allocated taxable income is reported to the Fund by the Investment Funds on Schedule K-1. The Fund has not yet received all such Schedule K-1's for the year ended December 31, 2009.

     The agreements related to investments in Investment Funds provide for compensation to the general partners/managers in the form of management fees of 1.00% to 2.00% (per annum) of net assets and performance incentive fees or allocations ranging from 20.00% to 25.00% of net profits earned. One or more underlying fund investments have entered into a side pocket arrangement. Detailed information about the Investment Funds' portfolios is not available.

7.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

     In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and equity swaps. The Fund's risk of loss in these Investment Funds is limited to the fair value of these investments.

                                             UBS EQUITY OPPORTUNITY FUND, L.L.C.

--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2009

--------------------------------------------------------------------------------

8.   INDEMNIFICATION

     In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, the Fund feels that the likelihood of such an event is remote.

9.   SUBSEQUENT EVENTS

     As of December 31, 2009, the Fund had $14,002,442 of withdrawals payable. On January 19, 2010 the Fund paid $12,882,296. The remaining amount payable of $1,120,146 is scheduled to be paid in accordance with the terms of the Fund's June 30, 2009 and December 31, 2009 tender offers.

     Management has evaluated the impact of all subsequent events on the Fund through February 23, 2010, the date the financial statements were issued, and has determined that there were no additional subsequent events requiring recognition or disclosure in the financial statements.

                                                                                                 UBS EQUITY OPPORTUNITY FUND, L.L.C.
                                                                                                   SCHEDULE OF PORTFOLIO INVESTMENTS

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   DECEMBER 31, 2009

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                       DOLLAR AMOUNT
                                                               REALIZED AND                                               OF FAIR
                                                                UNREALIZED                                               VALUE FOR
                                                        % OF    GAIN/(LOSS)    INITIAL                      FIRST          FIRST
                                                      MEMBERS'     FROM      ACQUISITION                  AVAILABLE      AVAILABLE
      INVESTMENT FUND            COST      FAIR VALUE  CAPITAL  INVESTMENTS      DATE    LIQUIDITY (a) REDEMPTION (b) REDEMPTION (b)
--------------------------  ------------- ----------- -------- ------------  ----------- ------------- -------------- --------------
LONG/SHORT EQUITY

Alydar QP Fund, L.P. (c)    $   6,000,000 $ 6,188,540     8.67%  $  419,626    9/1/2008    Quarterly
Alysheba QP Fund, L.P. (c)      2,000,000   2,051,683     2.87      418,595    9/1/2008    Quarterly
Artis Aggressive Growth
(Institutional), L.P.           1,500,000   2,443,972     3.42    1,354,116    9/1/2008    Quarterly      9/30/2010      2,443,972
Axial Capital
   (Institutional), L.P.        3,500,000   3,023,460     4.24     (383,264)  12/1/2008  Semi-Annually   12/31/2010      3,023,460
Bonanza Liquidating Trust,
   Class A (d)                    687,230     365,459     0.51     (200,685)   4/1/2004        N/A
D. Jabro Partners,
   L.P. (c)                     5,380,283   7,601,961    10.65      614,152    1/1/2006     Annually
Eminence Partners,
   L.P. (c)                     3,995,682   8,680,197    12.16    1,242,837    3/1/2001    Quarterly
GCore Capital Partners,
   L.P. (c)                     3,500,000   3,791,746     5.31      291,746    3/1/2009    Quarterly      3/31/2010      3,791,746
MSG Partners, L.P. (c)          5,850,561   6,337,210     8.88       88,358    1/1/2008     Annually
North Run Qualified
   Partners, L.P.               4,376,364   4,524,129     6.34    1,411,294    1/1/2008     Annually      6/30/2010      4,524,129
Pennant Onshore
   Qualified, L.P. (c)            766,413   2,487,802     3.49      785,293    1/1/2003    Quarterly
Pennant Winward Fund,
   L.P. (c)                     3,012,518   6,092,820     8.54      816,767   10/1/2004    Quarterly
Pershing Square, L.P. (c)         835,575   2,120,039     2.97      624,207    1/1/2005     Annually
Seneca Capital, L.P. (e)          976,905      61,017     0.09     (175,209)   7/1/2004        N/A
Seneca Capital, L.P. (e)        1,060,631     183,240     0.26      (97,913)   7/1/2004        N/A
Seneca Capital, L.P.,
   SLV (d)                      1,544,916   1,430,583     2.00     (141,013)   7/1/2004        N/A
Tiedemann/Falconer
   Partners, L.P. (c)           4,500,000   4,145,160     5.81     (354,840)   1/1/2009     Quarterly
Wesley Capital QP,
   L.P. (c)                     2,930,694   3,092,699     4.33      426,598    8/1/2005     Quarterly
                            ------------- -----------    -----   ----------
  LONG/SHORT EQUITY
     SUBTOTAL               $  52,417,772 $64,621,717    90.54%  $7,140,665

Other Securities                       --          --       --     (210,895)
Redeemed Investment Funds              --          --       --      (56,473)

                            ------------- -----------    -----   ----------
TOTAL                       $  52,417,772 $64,621,717    90.54%  $6,873,297
                            ============= ===========    =====   ==========

(a)  Available  frequency of redemptions  after the initial lock-up period,  if any.  Different  tranches may have varying liquidity terms.
(b)  Investment Funds with no dates or amounts can be redeemed in full.
(c)  Investment Funds categorized as Level 2 investments.
(d)  The Investment Fund is in  liquidation.  In addition to any redemption  proceeds that may have already been received,  the Fund will continue to receive proceeds periodically as the Investment Fund liquidates its underlying investments.
(e)  A portion or all of the Funds' interests in the Investment Fund are held in side pockets which have restricted liquidity.












                               The preceding notes are an integral part of these financial statements.
                                                                                                                                  15

                                                                                                 UBS EQUITY OPPORTUNITY FUND, L.L.C.
                                                                                       SCHEDULE OF PORTFOLIO INVESTMENTS (CONTINUED)

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                   DECEMBER 31, 2009

------------------------------------------------------------------------------------------------------------------------------------

The following is a summary of the inputs used in valuing the Fund's  investments at fair value.  The inputs or methodology  used for valuing the Fund's  investments are not necessarily an indication of the risk  associated with investing in those  investments.  The
Fund's valuation  procedures require  evaluation of all relevant factors available at the time the Fund values its portfolio.  These relevant factors include the individual Investment Funds' compliance with fair value measurements,  price transparency and valuation procedures in place,  subscription  and  redemption  activity,  level of illiquid  securities  held, and the existence or absence of redemption restrictions.

The Fund's  investments are categorized in three levels as disclosed  below.  Level 1 discloses the amount of investments  where the values of those investments are based upon quoted prices in active markets for identical securities. Level 2 discloses the amount of investments  where the Fund has the ability to redeem at net asset value as of the December  31, 2009  measurement  date,  or within ninety days of the measurement  date. Level 3 discloses the amount of investments where the Fund does not have the ability to redeem at net asset value within ninety days of the December 31, 2009 measurement date.

                                                  ASSETS TABLE

------------------------------------------------------------------------------------------------------------------
                                                                                 LEVEL 2              LEVEL 3
                                     TOTAL FAIR VALUE AT      LEVEL 1         SIGNIFICANT          SIGNIFICANT
DESCRIPTION                              12/31/2009        QUOTED PRICES   OBSERVABLE INPUTS   UNOBSERVABLE INPUTS
------------------------------------------------------------------------------------------------------------------
Long/Short Equity                    $    64,621,717       $          --   $      52,589,857   $      12,031,860
                                     -----------------------------------------------------------------------------
TOTAL ASSETS                         $    64,621,717       $          --   $      52,589,857   $      12,031,860
                                     -----------------------------------------------------------------------------

          The following is a reconciliation  of assets in which significant  unobservable  inputs (Level 3) were used in determining fair value:

                                                                         CHANGE IN
                                                                         UNREALIZED                  TRANSFERS IN
                    BALANCE AS OF                      REALIZED GAIN/  APPRECIATION/  NET PURCHASES/ AND/OR OUT OF   BALANCE AS OF
DESCRIPTION       DECEMBER 31, 2008 RECLASSIFICATIONS*      (LOSS)     DEPRECIATION      (SALES)        LEVEL 3    DECEMBER 31, 2009
------------------------------------------------------------------------------------------------------------------------------------
Long/Short Equity    $53,166,541       $(40,828,220)      $(545,888)     $2,382,965     $(2,143,538)       $--         $12,031,860
------------------------------------------------------------------------------------------------------------------------------------
Total                $53,166,541       $(40,828,220)      $(545,888)     $2,382,965     $(2,143,538)       $--         $12,031,860
====================================================================================================================================


          Net change in unrealized appreciation/depreciation on Level 3 assets and liabilities still held as of December 31, 2009 is
          $1,838,833.

               *    Reclassifications  represent  investments  in Investment  Funds that were  previously  categorized  as Level III investments  for the year ended December 31, 2008. In accordance with recently  issued  authoritative  guidance, these investments are being reclassified as Level II investments for the year ended December 31, 2009.

                               The preceding notes are an integral part of these financial statements.

                                                                                                                                  16

                 UBS EQUITY OPPORTUNITY FUND, L.L.C. (UNAUDITED)

     The Directors (including the Independent Directors) last evaluated the Investment Advisory Agreement at a meeting on November 19, 2009. The Directors met in an executive session during which they were advised by and had the opportunity to discuss with independent legal counsel the approval of the Investment Advisory Agreement. The Directors reviewed materials furnished by UBS Fund Advisor, L.L.C. (the "Adviser"), including information regarding the Adviser, its affiliates and its personnel, operations and financial condition. Tables indicating comparative fee information, and comparative performance information, as well as a summary financial analysis for the Fund, were also included in the meeting materials and were reviewed and discussed. The Directors discussed with representatives of the Adviser the Fund's operations and the Adviser's ability to provide advisory and other services to the Fund.

     The Directors reviewed, among other things, the nature of the advisory services to be provided to the Fund by the Adviser, including its investment process, and the experience of the investment advisory and other personnel proposing to provide services to the Fund. The Directors discussed the ability of the Adviser to manage the Fund's investments in accordance with the Fund's stated investment objectives and policies, as well as the services to be provided by the Adviser to the Fund, including administrative and compliance services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Fund. The Directors acknowledged the Adviser's employment of highly skilled investment professionals, research analysts and administrative, legal and compliance staff members to ensure that a high level of quality in compliance and administrative services would be provided to the Fund. The Directors also recognized the benefits which the Fund derives from the resources available to the Adviser and the Adviser's affiliates, including UBS AG and UBS Financial Services Inc. ("UBS Financial"). Accordingly, the Directors felt that the quality of service offered by the Adviser to the Fund was appropriate, and that the Adviser's personnel had sufficient expertise to manage the Fund.

     The Directors reviewed the performance of the Fund and compared that performance to the performance of other investment companies presented by UBS Financial which had objectives and strategies similar to those of the Fund and which are managed by other, third-party investment advisers ("Comparable Funds"). The Directors recognized that the Comparable Funds, as private funds, are not subject to certain investment restrictions under the Investment Company Act of 1940, as amended, that are applicable to the Fund and which can adversely affect the Fund's performance relative to that of its Comparable Funds. The Directors noted that although the Fund's 2007 returns exceeded the median returns of the Comparable Funds, the Fund's 2008 returns lagged the median returns of the Comparable Funds. The Directors also noted that the Fund's performance for the three- and five-year periods ended September 30, 2009 exceeded the median annualized return of the relevant indexes (HFRI Equity Hedge, HFRX Equity Hedge, Russell 2000 Index, Russell 2000 Growth Index, Russell 2000 Value Index and S&P 500 DRI ). The Directors also compared the volatility of the Fund to that of its Comparable Funds. The Directors noted that for the three- and five-year periods ended September 30, 2009, the Fund's volatility was below the median volatility of the Comparable Funds and relevant indexes.

     The Directors considered the fees being charged by the Adviser for its services to the Fund as compared to those charged to the Comparable Funds, and as compared to the advisory fees charged by the Adviser and its affiliates for other UBS alternative investment products. The information presented to the Directors showed that the Fund's management fee was equal to the lowest management fee of the Comparable Funds, but that the Fund's incentive fee was higher than the median incentive fee of the Comparable Funds. In comparing the advisory fees being charged to the Fund to the fees being charged by the Adviser and its affiliates for other UBS alternative investment products, it was noted that the management fee being charged to the Fund was equal to the lowest management fee being charged to the other UBS alternative investment multi-manager funds, and the Fund's incentive fee was not higher than any incentive fee being charged to any multi-manager fund. In light of the foregoing, the Directors felt that the combination of management fee and incentive fee being charged to the Fund was appropriate and was within the overall range of the fees paid by the Comparable Funds and other relevant UBS alternative investment products.

     The Directors also considered the profitability of the Adviser both before payment to brokers and after payment to brokers and concluded that the profits to be realized by the Adviser and its affiliates under the Fund's Investment Advisory Agreement and from other relationships between the Fund and the Adviser were within a range the Directors considered reasonable and appropriate. The Directors also discussed the fact that the Fund was not large enough at that time to support a request for breakpoints due to economies of scale. The Directors determined that the fees under the Investment Advisory Agreement did not constitute fees that are so disproportionally large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm's length bargaining, and concluded that the fees were reasonable. The Directors concluded that approval of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

DIRECTORS AND OFFICERS (UNAUDITED)

Information  pertaining  to the  Directors  and Officers of the Fund as of December 31, 2009 is set forth  below.  The  statement of additional  information (SAI) includes additional  information about the Directors and is available without charge, upon request, by calling UBS Financial Services Inc.'s, Alternative Investment Group at 800-580-2359.


                                                                                           NUMBER OF
                                                                                         PORTFOLIOS IN       OTHER TRUSTEESHIPS/
                               TERM OF OFFICE            PRINCIPAL OCCUPATION(S)          FUND COMPLEX      DIRECTORSHIPS HELD BY
NAME, AGE, ADDRESS AND          AND LENGTH OF              DURING PAST 5 YEARS             OVERSEEN BY       DIRECTOR OUTSIDE FUND
POSITION(S) WITH FUNDS         TIME SERVED (1)            INDEPENDENT DIRECTORS              DIRECTOR             COMPLEX
--------------------------- -------------------  --------------------------------------  -------------  ----------------------------

                                                       INDEPENDENT DIRECTORS

Meyer Feldberg (67) (3)      Term -- Indefinite  Dean Emeritus and Professor of           See Footnote  Director of: Primedia, Inc.,
UBS Financial Services Inc.    Length--since     Management of the Graduate School of          2.       Macy's, Inc., Revlon, Inc.,
1285 Avenue of the Americas   Commencement of    Business, Columbia University; Senior                  NYC Ballet and SAPPI Ltd.
New York, NY 10019              Operations       Advisor to Morgan Stanley                              Advisory Director of Welsh
Director                                                                                                Carson Anderson & Stowe.
George W. Gowen (80)         Term -- Indefinite  Law partner of Dunnington, Bartholow         11        None
UBS Financial Services Inc.    Length--since     & Miller
1285 Avenue of the Americas   Commencement of
New York, NY 10019              Operations
Director
Stephen H. Penman (63)       Term -- Indefinite  Professor of Financial Accounting of         11        None
UBS Financial Services Inc.    Length--since     Graduate School of Business, Columbia
1285 Avenue of the Americas      July 2004       University
New York, NY 10019
Director

Virginia G. Breen (45)       Term -- Indefinite  General Partner of Sienna Ventures and       11        Director of: Modus Link,
UBS Financial Services Inc.    Length--since     General Partner of Blue Rock Capital                   SMGI, Inc; Excelsior
1285 Avenue of the Americas     May 2, 2008                                                             Absolute Return Fund of
New York, NY 10019                                                                                      Funds, L.L.C.; Excelsior
Director                                                                                                Buyout Investors, L.L.C.;
                                                                                                        Excelsior LaSalle Property
                                                                                                        Fund Inc; UST Global
                                                                                                        Private Markets Fund L.L.C.

                                                  OFFICER(S) WHO ARE NOT DIRECTORS

Robert F. Aufenanger (56)
UBS Financial Services Inc.  Term -- Indefinite  Executive Director of UBS Alternative
1285 Avenue of the Americas    Length--since     Investments US since April 2007
New York, NY 10019              May 1, 2007      Prior to April 2007, Chief Financial        N/A                     N/A
Principal Accounting                             Officer and Senior Vice President of
Officer                                          Alternative Investments Group at U.S.
                                                 Trust Corporation from 2003 - 2007

Frank Pluchino (50)

UBS Financial Services Inc.  Term - Indefinite   Assistant Director of Compliance of
1000 Harbor Boulevard         Length - since     UBS Financial Services Inc. since 2003
Weehawken, NY 07086            July 19, 2005     and Deputy Director of Compliance           N/A                     N/A
Chief Compliance Officer                         UBS Financial Services of Puerto Rico
                                                 Inc. since October 2006. Prior to 2003,
                                                 Chief Compliance Officer of
                                                 LibertyView Capital Management, Inc.,
                                                 an investment adviser, and LibertyView
                                                 Alternative Asset Management, Inc., an
                                                 NASD broker-dealer.

Craig Goos (39)              Term -- Indefinite
UBS Financial Services Inc.    Length--since     Managing Director UBS Alternative            N/A                     N/A
1285 Avenue of the Americas    September 18,     Investments US since September 2008.
New York, NY 10019                 2008          Prior to September 2008, Managing
Principal Executive Officer                      Director of Bear Stearns Alternative
                                                 Investment platform from 2004-2009.

(1)  For  Directors,  their  terms are for the  duration  of the term of the Fund,  unless his status as a Director  shall be sooner terminated by death, adjudicated  incompetent, voluntarily withdraw,  physically unable to perform duties, removed either by vote or written  consent of at  two-thirds of the Directors  or vote or  written consent of  Members holding not less than two thirds of the total number of votes eligible to the cast by all Members.


(2)  Mr.  Feldberg is a director or trustee of 28 investment  companies  (consisting of 60 portfolios) for which UBS Fund Advisor or one of its affiliates serves as investment advisor, sub-advisor or manager.

(3)  Mr. Feldberg is an "interested  person" of the Fund because he is an affiliated  person of a  broker-dealer  with which the UBS
Financial  Services  Alternative  Investment  Group  of  Funds  does  business.  Mr.  Feldberg  is  not an affiliated  person of UBS
Financial Services or its affiliates.

The Fund files its complete  schedule of portfolio  holdings with the Securities and Exchange  Commission  ("SEC") for the first and third  quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at  http://www.sec.gov  and may be reviewed or copied at the SEC's  Public  Reference  Room in  Washington,  D.C.  Information  on the  operation  of the Public
Reference Room may be obtained by calling 1-800-SEC-0330.

Proxy Voting
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available with out charge upon request by calling the UBS Financial Services Inc.'s Alternative Investment Group at 800-580-2359.

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. The code of ethics may be obtained without charge by calling 201-352-3571.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board had determined that Professor Stephen Penman, a member of the audit committee of the Board, is the audit committee financial expert and that he is "independent," as defined by Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

AUDIT FEES

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $77,560 in 2009 and $57,064 in 2008. Such audit fees include fees associated with annual audits for providing a report in connection with the registrant's report on form N-SAR.

AUDIT-RELATED FEES

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $2,000 in 2009 and $5,500 in 2008. Audit related fees principally include fees associated with reviewing and providing comments on semi-annual reports.

TAX FEES

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $82,000 in 2009 and $42,000 in 2008. Tax fees include fees for tax compliance services and assisting management in preparation of tax estimates.

ALL OTHER FEES

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 in 2009 and $0 in 2008.

     (e)(1) The registrant's audit committee pre-approves the principal accountant's engagements for audit and non-audit services to the registrant, and certain non-audit services to service Affiliates that are required to be pre-approved, on a case-by-case basis. Pre-approval considerations include whether the proposed services are compatible with maintaining the principal accountant's independence.

     (e)(2) There were no services  described in each of paragraphs  (b) through
          (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, because such services were pre-approved.

     (f)  Not applicable.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $3.030 million for 2009 and $2.240 million for 2008.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are as follows:

                            UBS FUND ADVISOR, L.L.C.
                      PROXY-VOTING POLICIES AND PROCEDURES

A. INTRODUCTION

     UBS Fund Advisor, L.L.C. (the "Adviser") votes proxies for each fund (each a "Fund," collectively, the "Funds") for which it acts as the Adviser and as such, has adopted these Proxy-Voting Policies and Procedures (these "Policies and Procedures"). The Funds are funds of funds that invest primarily in unregistered investment vehicles ("Investment Funds") which have investors other than the Fund. Generally, each of the Funds may invest a majority of its assets in non-voting securities of Investment Funds. The Investment Funds typically do not submit matters to investors for vote; however, should a matter be submitted for vote and provided the Fund holds voting interests in the Investment Fund, the Adviser will vote proxies in what it views to be in the best interest of the Fund and in accordance with these Policies and Procedures. The Board of Directors (the "Board") of the Funds has adopted these Policies and Procedures as the Funds'. The Adviser will notify the Board of any changes to the Adviser's Policies and Procedures.

B. FIDUCIARY DUTY

     Proxy-voting is an integral part of the Adviser's investment management process. The Adviser is under a fiduciary duty to act in the best interest of the Fund(s) and to vote in a manner it believes to be consistent with efforts to maximize shareholder value. This authority carries with it a responsibility on the Adviser's part to analyze the issues connected with the votes and to evaluate the probable impact of its vote on the value of the investment.

C. VOTING PROCEDURES

     Generally speaking, where the Adviser holds voting rights, it will vote consistent with management's recommendations on routine matters, absent a particular reason to the contrary. Non-routine matters will be voted on a case-by-case basis taking into consideration the best interests of the Fund(s) and the maximization of shareholder value.

D. CONFLICTS OF INTEREST

     Any circumstance or relationship which would compromise a portfolio manager's objectivity in voting proxies in the best interest of the Fund(s) would constitute a conflict of interest. In such situations, the Adviser will address any material conflicts before voting proxies on behalf of the Fund(s). As a matter of policy, the Adviser will presume the existence of a conflict of interest for proxy-voting purposes in situations where:

     - A current investor of the Adviser is affiliated with an Investment Fund soliciting proxies or has communicated its view to the Adviser on an impending proxy vote;

     - The portfolio manager responsible for proxy-voting has identified a personal interest in the Investment Fund soliciting proxies or in the outcome of a shareholder vote;

     - Members of the portfolio management team, including the portfolio manager responsible for proxy-voting, and/or members of senior management, have a personal interest through investment in the Investment Fund soliciting proxies;

     - Members of the Investment Fund or a third party with an interest in the outcome of a shareholder vote have attempted to influence either the Adviser or the portfolio manager responsible for voting a proxy.

          Employees of the Adviser should be aware of the potential for conflicts of interest that may result, on the part of the Adviser, from employees' personal relationships or special circumstances that may result as part of the Adviser's normal course of business. Employees who become aware of any such conflicts of interest are under obligation to bring them to the attention of the Chief Compliance Officer or Legal who will work with appropriate personnel of the Adviser to determine the materiality of the conflict.

     ADDRESSING MATERIAL CONFLICTS OF INTEREST. A conflict of interest will be considered material to the extent it is determined that such conflict has the potential to influence the Adviser's decision-making in the proxy-voting process and the determination will be based on an assessment of the particular facts and circumstances.

          If it is determined that a conflict of interest is not material, the Adviser may vote proxies notwithstanding the existence of the conflict. The Adviser shall maintain a written record of all conflicts of interest identified, the materiality determination, and the method used to resolve the material conflict of interest.

          If it is determined that a conflict of interest is material, the Adviser's Chief Compliance Officer or Legal will work with appropriate personnel of the Adviser to determine a resolution before voting proxies affected by such conflict of interest. Resolutions may include:

     - Disclosing the conflict and obtaining consent before voting (which consent in the case of the Fund(s) may be obtained from the Fund's board of directors);

     - Engaging another party on behalf of the Fund(s) to vote the proxy on its behalf;

     - Engaging a third party to recommend a vote with respect to the proxy based on application of the policies set forth herein; or

     - Such other method as is deemed appropriate under the circumstances given the nature of the conflict.

E. ANNUAL FILING OF PROXY VOTING RECORD

     The Adviser will file an annual report of each proxy voted with respect to the Fund(s) during the preceding twelve-month period ended June 30 on Form N-PX, no later than August 31st of the then year.

F. PROXY-VOTING DISCLOSURES

     Where the Funds hold voting rights, the Funds shall include in their Form N-CSR (Certified Shareholder Report) : (i) a description of these Policies and Procedures; (ii) a statement that a description of these Policies and Procedures is available without charge, upon request by taking the specified action; and
(iii) a statement that information regarding how the Adviser voted proxies relating to the Funds during the most recent 12-month period, is available upon request, without charge by taking the specified action.

G. CONTROL PROCESS

To ensure compliance with these Policies and Procedures, at the time of a fund's investment in an Investment Fund, the subscription document will be reviewed to ensure that voting rights have been waived, as is current practice. In the event a fund does not waive voting rights, the Adviser will adhere to these Policies and Procedures.

H. RECORD-KEEPING

     The Adviser shall maintain the following records relating to proxy-voting in an easily accessible place for a period of not less than six years from the end of the fiscal year during which the last entry was made on such record, the first two years on-site:

     -    A copy of the Adviser's current Proxy-Voting Policies and Procedures;

     -    A record of each vote cast by the Adviser on behalf of the Fund(s);

     - A copy of each proxy solicitation (including proxy statements) and related materials with regard to each vote;

     - A copy of any document relating to the identification and resolution of conflicts of interest;

     - A copy of any document created by the Adviser that was material to a proxy -voting decision or that memorialized the basis for that decision; and

A copy of each written investor request for information on how the Adviser voted proxies on behalf of the Fund(s), and a copy of any written response from the Adviser to any (written or oral) investor request for information on how the Adviser voted proxies on behalf of the Fund(s).

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                       UBS EQUITY OPPORTUNITY FUND, L.L.C.
                          PORTFOLIO MANAGER DISCLOSURE

The Fund is managed by a portfolio management team, each member of which (each, a "Portfolio Manager" and together, the "Portfolio Managers") is responsible for the day-to-day management of the Fund's portfolio. Norman E. Sienko, Jr., the lead member of the portfolio management team, is primarily responsible for the selection of the Fund's investments, and is jointly responsible for the allocation of the Fund's assets among Investment Funds. Russell Sinder, Joseph
M. Sciortino and

Matthew Woodbury, the other members of the portfolio management team, are jointly and primarily responsible for the allocation of the Fund's investments.

Mr. Sienko has served as a Portfolio Manager of the Fund since its inception, and as head of the Adviser's portfolio management group since 1998. He is also currently an Executive Director of UBS Financial Services. Mr. Sinder has been a Portfolio Manager of the Fund since 2007. Mr. Sinder has been associated with the Adviser since 1998 and is also an Executive Director of UBS Financial Services. Mr. Sciortino joined the portfolio management team in 2007. Mr. Sciortino has been associated with the Adviser since 2006 and is also a Director of UBS Financial Services. Previously, he served as Senior Analyst at Lake Partners, Inc. from April 2001 though August 2006. Mr. Woodbury has been associated with the Adviser since 2008 and has served as Portfolio Manager during this time. Mr. Woodbury is a Director of UBS Financial Services. Previously, he served as an Analyst at Allianz Hedge Fund Partners, LP (2002-2008) and an Accountant at Arthur Anderson LLP (1999-2002).

The Fund's Portfolio Managers manage multiple accounts for the Adviser, including registered closed-end funds and private domestic and offshore pooled investment vehicles.

Potential conflicts of interest may arise because of the Portfolio Managers' management of the Fund and other accounts. For example, conflicts of interest may arise with the allocation of investment transactions and allocation of limited investment opportunities. Allocations of investment opportunities generally could raise a potential conflict of interest to the extent that the Portfolio Managers may have an incentive to allocate investments that are expected to increase in value to preferred accounts. Conversely, a Portfolio Manager could favor one account over another in the amount or the sequence in which orders to redeem investments are placed. The Portfolio Managers may be perceived to have a conflict of interest if there are a large number of other accounts, in addition to the Fund, that they are managing on behalf of the Adviser. In addition, each Portfolio Manager could be viewed as having a conflict of interest to the extent that one or more Portfolio Managers have an investment in accounts other than the Fund. The Adviser periodically reviews the Portfolio Managers' overall responsibilities to ensure that they are able to allocate the necessary time and resources to effectively manage the Fund.

Other accounts may have investment objectives, strategies and risks that differ from those of the Fund. For these or other reasons, the Portfolio Managers may purchase different investments for the Fund and the other accounts, and the performance of investments purchased for the Fund may vary from the performance of the investments purchased for other accounts. The Portfolio Managers may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made for the Fund, which could have the potential to adversely impact the Fund, depending on market conditions.

A potential conflict of interest may be perceived if the Adviser receives a performance-based advisory fee as to one account but not another, because a Portfolio Manager may favor the account subject to the performance fee, whether or not the performance of that account directly determines the Portfolio Manager's compensation.

The Adviser's goal is to provide high quality investment services to all of its clients, while meeting its fiduciary obligation to treat all clients fairly. The Adviser has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, the Adviser monitors a variety of areas, including compliance with Fund guidelines. Furthermore, senior investment and business personnel at UBS Financial Services periodically review the performance of the Portfolio Managers.

The Portfolio Managers' compensation is comprised primarily of a fixed salary and a discretionary bonus paid by UBS Financial Services or its affiliates and not by the Fund. A portion of the discretionary bonus may be paid in shares of stock or stock options of UBS AG, the ultimate parent company of the Adviser, subject to certain vesting periods. The amount of a Portfolio Manager's discretionary bonus, and the portion to be paid in shares or stock options of UBS AG, is determined by senior officers of UBS Financial Services. In general, the amount of the bonus will be based on a combination of factors, none of which is necessarily weighted more than any other factor. These factors may include: the overall performance of UBS Financial Services and its Alternative Investment Group; the overall performance of UBS AG; the profitability to UBS Financial Services derived from the management of the Fund and the other accounts managed by the Alternative Investment Group; the absolute performance of the Fund and such other accounts for the preceding year; contributions by the Portfolio Manager to assisting in managing the Alternative Investment Group; participation by the Portfolio Manager in training of personnel; and support by the Portfolio Manager generally to colleagues. The bonus is not based on a precise formula, benchmark or other metric.

The following table lists the number and types of other accounts advised by the Fund's Portfolio Managers and approximate assets under management in those accounts as of the end of the Fund's most recent fiscal year.

NORMAN E. SIENKO JR.

          REGISTERED
     INVESTMENT COMPANIES                   POOLED ACCOUNTS                    OTHER ACCOUNTS
-----------------------------   --------------------------------------   --------------------------
NUMBER OF                                                                NUMBER OF
ACCOUNTS(1)    ASSETS MANAGED   NUMBER OF ACCOUNTS(2)   ASSETS MANAGED    ACCOUNTS   ASSETS MANAGED
------------   --------------   ---------------------   --------------   ---------   --------------
6              $1,648,020,845             5              $452,057,202        0             N/A

RUSSELL SINDER

          REGISTERED
     INVESTMENT COMPANIES                   POOLED ACCOUNTS                    OTHER ACCOUNTS
-----------------------------   --------------------------------------   --------------------------
NUMBER OF                                                                NUMBER OF
ACCOUNTS(1)    ASSETS MANAGED   NUMBER OF ACCOUNTS(2)   ASSETS MANAGED    ACCOUNTS   ASSETS MANAGED
------------   --------------   ---------------------   --------------   ---------   --------------
6              $1,648,020,845             5              $452,057,202        0             N/A

JOSEPH M. SCIORTINO

          REGISTERED
     INVESTMENT COMPANIES                   POOLED ACCOUNTS                    OTHER ACCOUNTS
-----------------------------   --------------------------------------   --------------------------
NUMBER OF                                                                NUMBER OF
ACCOUNTS(1)    ASSETS MANAGED   NUMBER OF ACCOUNTS(2)   ASSETS MANAGED    ACCOUNTS   ASSETS MANAGED
------------   --------------   ---------------------   --------------   ---------   --------------
6              $1,648,020,845             5              $452,057,202        0             N/A

MATTHEW WOODBURY

          REGISTERED
     INVESTMENT COMPANIES                   POOLED ACCOUNTS                    OTHER ACCOUNTS
-----------------------------   --------------------------------------   --------------------------
NUMBER OF                                                                NUMBER OF
ACCOUNTS(1)    ASSETS MANAGED   NUMBER OF ACCOUNTS(2)   ASSETS MANAGED    ACCOUNTS   ASSETS MANAGED
------------   --------------   ---------------------   --------------   ---------   --------------
6              $1,648,020,845             5              $452,057,202        0             N/A

(1) Of these accounts, 3 accounts with total assets of approximately $550,635,596 charge performance-based advisory fees.

(2) Of these accounts, 3 accounts with total assets of approximately $120,000,376 charge performance-based advisory fees.

None of the Fund's Portfolio Managers beneficially owns any interests in the Fund.

(b)  Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under the 1940 Act and
          Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)  Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) UBS Equity Opportunity Fund, L.L.C.


By (Signature and Title)* /s/ Michael Perry
                          ------------------------------------------------------
                          Michael Perry, Principal Executive Officer

Date 3/4/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Michael Perry
                          ------------------------------------------------------
                          Michael Perry, Principal Executive Officer

Date 3/4/2010


By (Signature and Title)* /s/ Robert Aufenanger
                          ------------------------------------------------------
                          Robert Aufenanger, Principal Financial Officer

Date 3/4/2010

* Print the name and title of each signing officer under his or her signature.